Parent Company Only Condensed Financial Information	12 Months Ended
Mar. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

23 PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with SEC Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only as the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of March 31, 2023.

CONDENSED BALANCE SHEETS

	As of March 31,
	2022	2023
	RMB	RMB	US$ Note 2(f)
Cash and cash equivalents	4,349	14,668	2,136
Prepayments, receivables and other current assets	795	47	7
Amounts due from related parties	571	618	90
Total current assets	5,715	15,333	2,233
Non-current assets:
Intangible assets, net	46,000	—	—
Amounts due from subsidiaries	1,066,882	1,050,048	152,899
Investments in other investees	37,789	30,849	4,492
Total non-current assets	1,150,671	1,080,897	157,391
Total assets	1,156,386	1,096,230	159,624
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries	104,015	104,015	15,146
Taxes payable	526	526	76
Accruals and other current liabilities	1,439	2,429	355
Total current liabilities	105,980	106,970	15,577
Non-current liabilities:
Investment deficit of subsidiaries	258,372	350,284	51,005
Deferred tax liabilities	1,408	1,614	235
Other non-current liabilities	890	—	—
Total non-current liabilities	260,670	351,898	51,240
Total liabilities	366,650	458,868	66,817

	As of March 31,
	2022	2023
	RMB	RMB	US$ Note 2(f)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2022 and 2023; 2,433,353,800 and 2,433,709,000 shares issued as of March 31, 2022 and 2023,respectively; 2,190,737,700 and 2,161,314,900 shares outstanding as of March 31, 2022 and 2023, respectively)	165	165	24
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2022 and 2023; 303,234,004 shares issued and outstanding as of March 31, 2022 and 2023, respectively)	16	16	2
Treasury stock (US$0.00001 par value; 242,616,100 and 272,394,100 shares as of March 31, 2022 and 2023)	(136,113)	(137,446)	(20,014)
Additional paid-in capital	9,471,101	9,484,664	1,381,074
Statutory reserves	3,331	3,331	485
Accumulated other comprehensive income	69,016	82,396	11,999
Accumulated deficit	(8,617,780)	(8,795,764)	(1,280,763)
Total MOGU Inc. shareholders’ equity	789,736	637,362	92,807
Total liabilities and shareholders’ equity	1,156,386	1,096,230	159,624

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(9,155)	(5,151)	(3,249)	(473)
Amortization of intangible assets	(322,230)	(301,866)	(49,957)	(7,274)
Other income, net	6,138	1,008	(78,030)	(11,362)
Loss from operations	(325,247)	(306,009)	(131,236)	(19,109)
Interest income	78	1	—	—
Loss from subsidiaries, VIEs and VIEs’ subsidiaries	(82,563)	(334,730)	(38,453)	(5,600)
(Loss)/gain from investments, net	89,518	(1,636)	(16,816)	(2,449)
Loss before income tax and share of results of equity investee	(318,214)	(642,374)	(186,505)	(27,158)
Income tax expenses	(9,757)	—	—	—
Share of results of equity investee	—	—	99	14
Net loss	(327,971)	(642,374)	(186,406)	(27,144)
Net loss attributable to MOGU Inc.,	(327,971)	(642,374)	(186,406)	(27,144)
Net Loss	(327,971)	(642,374)	(186,406)	(27,144)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(72,993)	(17,400)	14,264	2,077
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	9,726	(10,729)	(1,761)	(256)
Unrealized securities holding gains/(losses), net of tax	(41,384)	—	877	127
Total other comprehensive income/(loss)	(104,651)	(28,129)	13,380	1,948
Total comprehensive loss	(432,622)	(670,503)	(173,026)	(25,196)

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ Note 2(f)
Net cash provided by/(used in) operating activities	3,322	(1,642)	(1,712)	(249)
Net cash provided by investing activities	37,446	13,608	13,364	1,946
Net cash used in financing activities	(119,249)	(9,689)	(1,333)	(194)
Net (decrease)/increase in cash and cash equivalents	(78,481)	2,277	10,319	1,503
Cash and cash equivalents at beginning of year	80,553	2,072	4,349	633
Cash and cash equivalents at end of year	2,072	4,349	14,668	2,136

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, VIEs and VIEs’ subsidiaries’ loss are presented as “Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.